Thrivent Large Cap Stock ETF Investment Objectives and Goals - Thrivent Large Cap Stock ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Large Cap Stock ETF TLCE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Large Cap Stock ETF (the "Fund") seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.